Acquisitions, Disposals and Related Items (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2014
Payments to Acquire Interest in Joint Venture		$ 100,000,000
Indebtedness Forgiven in Connection with Joint Venture		234,000,000
Loss From Divestiture of Interest in Joint Venture	151,000,000
Redeemable noncontrolling interest, change in redemption value		1,019,000,000
Redemption Value of Redeemable Noncontrolling Interest		1,500,000,000
Agreed Upon Sales Price		$ 625,000,000
Walmart Chile Ownership Percentage [Member]
Sale of Stock, Percentage of Ownership after Transaction		99.70%
Public Ownership Percentage [Member]
Sale of Stock, Percentage of Ownership after Transaction		0.30%